Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Company	Dec. 31, 2015 USD ($) Company	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net current liability	$ 127,683,000	$ 89,283,000
Current portion of long term debt	$ 78,464,000	$ 59,024,000
Variable Interest Entity, consolidated		100.00%	100.00%
Share based compensation, vesting period	5 years
Estimated tax charge	$ 1,177,000	$ 800,000	$ 904,000
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	20.00%
Estimated tax charge	$ 669,000	$ 383,000
Number of subsidiaries | Company	3	3
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
Estimated tax charge		$ (21,290)
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%
Estimated tax charge	$ 508,000	437,785
Subsidiary One [Member] | UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge	668,264	378,194
Subsidiary Two [Member] | UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge		5,288
Subsidiary Three [Member] | UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge	$ 1,478
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation	$ 300,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
2012 Bond [Member]
Summary Of Significant Accounting Policies [Line Items]
Net current liability	$ 33,900,000
Debt instrument maturity date	Dec. 31, 2017
Current portion of long term debt	$ 25,000,000
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue	51.00%	51.40%
Product Concentration Risk [Member] | Minimum [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue	50.00%
Revolving Credit Facility [Member] | October 2016 Secured Term Loan Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Line of credit	$ 48,100,000
Bank Financings [Member]
Summary Of Significant Accounting Policies [Line Items]
Line of credit	50,000,000
Vessels Under Construction [Member]
Summary Of Significant Accounting Policies [Line Items]
Construction in progress- Depreciation provision	$ 0
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	49.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years